Schedule of Plan Assets Values Using Net Asset Value (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified						12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 28, 2012 Net Asset Value	Sep. 30, 2011 Net Asset Value	Sep. 28, 2012 Net Asset Value U.S. Equity Securities	Sep. 30, 2011 Net Asset Value U.S. Equity Securities	Sep. 28, 2012 Net Asset Value Non-U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Non-U.S. Equity Securities	Sep. 28, 2012 Net Asset Value Government And Government Agency	Sep. 30, 2011 Net Asset Value Government And Government Agency	Sep. 28, 2012 Net Asset Value Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Mortgage And Other Asset-Backed Securities	Sep. 28, 2012 Net Asset Value Minimum U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Minimum Non-U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Minimum Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Minimum Mortgage And Other Asset-Backed Securities	Sep. 28, 2012 Net Asset Value Maximum U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Maximum Non-U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Maximum Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Maximum Mortgage And Other Asset-Backed Securities	Sep. 30, 2011 Net Asset Value Middle Of Range Corporate Debt Securities
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of plan assets	$ 52	$ 48	$ 47	$ 51	$ 15	$ 21	$ 5	$ 10	$ 1	$ 10	$ 4	$ 10	$ 4	$ 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency						Daily	Daily	Daily	Daily, Semi-monthly	Daily	Daily	Daily	Daily	Daily
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period						1 day, 5 days	1 day	3 days	1 day, 5 days	2 days	1 day	2 days	1 day, 2 days, 3 days	1 day, 3 days
Redemption Notice Period							1 day	3 days		2 days	1 day	2 days			1 day	1 day	1 day	1 day	5 days	5 days	3 days	3 days	2 days